Share-Based Compensation (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, net of estimated forfeitures	$ 360,000
Expected weighted average period to recognize the compensation cost, in years	6 months
2008 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant	20,473
Maximum number of shares per employee	5,000
Number of shares authorized	50,000
2011 Long Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant	25,627
Maximum number of shares per employee	150,000
Number of shares authorized	3,000,000
2019 Long-Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant	155,000
Number of shares authorized	12,000,000		12,000,000
Restricted Stock Award And Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested fair value	$ 300,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of option shares granted	$ 0.27	$ 0.14
Fair market value of vested shares	$ 900,000	$ 500,000
Intrinsic value of options exercised	$ 0	$ 0
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Non Employee Directors [Member] | Maximum [Member] | 2019 Long-Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares per employee	1,000,000
Weighted average fair value of option shares granted	$ 175,000
Non Employee [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year